Related Party Transactions and Balances (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended										12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Related Party Transactions USD ($)	Mar. 31, 2013 Related Party Transactions INR	Mar. 31, 2012 Related Party Transactions INR	Mar. 31, 2013 Global Voice Solutions USD ($)	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2011 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services USD ($)	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2011 Global Data and Managed Services INR	Mar. 31, 2013 Tata Tele Services Limited Related Party Transactions INR	Mar. 31, 2012 Tata Tele Services Limited Related Party Transactions INR	Mar. 31, 2013 Tata Tele Services Limited Global Voice Solutions USD ($)	Mar. 31, 2013 Tata Tele Services Limited Global Voice Solutions INR	Mar. 31, 2012 Tata Tele Services Limited Global Voice Solutions INR	Mar. 31, 2011 Tata Tele Services Limited Global Voice Solutions INR	Mar. 31, 2013 Tata Tele Services Limited Global Data and Managed Services USD ($)	Mar. 31, 2013 Tata Tele Services Limited Global Data and Managed Services INR	Mar. 31, 2012 Tata Tele Services Limited Global Data and Managed Services INR	Mar. 31, 2011 Tata Tele Services Limited Global Data and Managed Services INR
Related Party Transaction [Line Items]
Revenues from telecommunication services total	$ 105	5,684	4,180	4,607				$ 27	1,451	1,152	1,641	$ 78	4,233	3,028	2,966				1,119	815	786		1,383	783	487
Network and transmission costs total	69	3,773	3,287	3,214				38	2,079	1,414	1,838	31	1,694	1,873	1,376			1,677	522	394		679	917	550
Accounts receivables					28	1,550	1,472									334	642
Accounts payables		2,324	1,182		43	2,324	1,182									1,289	345
Advances					5	269	92									79	90
Advance received, from Tata Teleservices Ltd					1	57	201										201
Unearned revenues, From Tata Teleservices Ltd					$ 13	707	716										356